[Speedway Motorsports, Inc. Letterhead]

Securities and Exchange Commission	October 15, 2009

100 F. Street, N.E.

Washington, DC 20549

Re:	Request for Acceleration
Speedway Motorsports, Inc.
Registration Statement on Form S-4
File No. 333-161176

Ladies and Gentlemen:

Speedway Motorsports, Inc. (the “Company”) hereby requests that pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the effectiveness of its Registration Statement on Form S-4, Registration Statement No. 333-161176 (the “Registration Statement”), be accelerated so that the Registration Statement will become effective on October 16, 2009, at 10:00 a.m., Eastern time, or as soon thereafter as practicable.

In connection with this request, the Company acknowledges that:

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Should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

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The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact R. Douglas Harmon of Parker Poe Adams & Bernstein LLP at (704) 372-9000 with any questions you may have. In addition, please notify Mr. Harmon when this request for acceleration has been granted.

Very truly yours,

Speedway Motorsports, Inc.

By:	/s/ William R. Brooks
William R. Brooks
Vice Chairman, Chief Financial Officer and Treasurer